As filed with the Securities and Exchange Commission on November 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22228

PNMAC MORTGAGE OPPORTUNITY FUND, LP

6101 Condor Drive
Moorpark , California 93021

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
6101 Condor Drive Moorpark, California 93021

1 (818) 224-7050

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036
(818) 224-7050

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares or
	Principal Amount	Fair Value
INVESTMENTS - 138.0%
Mortgage Investments - 82.7%*
PNMAC Mortgage Co., LLC^	$146,714,331	$181,754,360
PNMAC Mortgage Co Funding, LLC^	117,256,289	114,011,653
PNMAC Mortgage Co. (FI), LLC^	30,054,598	34,687,168
Total Mortgage Investments (Cost $294,025,218)	294,025,218	330,453,181

Mortgage-Backed Securities - 51.8%*
Countrywide Asset Backed Certificates: CWL 2006-23 2A2
0.35%, 05/25/37**	45,743,497	44,142,474
Countrywide Asset Backed Certificates: CWL 2005-11 AF6
5.05%, 02/25/36	2,629,837	2,284,014
Countrywide Asset Backed Certificates: CMLTI 2007- AHL1 A2A
0.28%, 12/25/36**	6,587,825	6,423,129
Citigroup Mortgage Loan Trust Inc: CMLTI 2007-WFH2 A2
0.39%, 03/25/37**	28,887,685	27,154,424
Countrywide Asset Backed Certificates: CWL 2006-SD2 1A1
0.59%, 05/25/46	6,923,283	4,361,668
Ellington Loan Acqisition Trust: ELAT 2007-1 A2A1
1.24%, 05/26/37	684,504	616,054
GSAMP Trust: GSAMP 2006-HE6 A2
0.32%, 08/25/36**	19,808,217	18,322,600
Morgan Stanley Home Equity Loan Trust: MSHEL 2006-2 A3
0.40%, 02/25/36**	19,697,355	18,466,270
Morgan Stanley Home Equity Loan Trust: MSHEL 2007-1 A1
0.29%, 12/25/36**	804,559	794,502
Morgan Stanley Capital Inc: MSAC 2007-NC3 A2A
0.30%, 05/25/37**	21,854,821	19,450,791
Novastar Home Equity Loan: NHEL 2007-1 A2A1
0.33%, 03/25/37**	8,615,935	8,443,617
PENNYMAC Asset-Backed Certificates: PNMAC 2010-NPL1 M2
5.00%, 02/28/50**	39,278,819	35,350,937

SWDNSI Trust Series 2010-2^	33,226,119	21,186,075
Total Mortgage-Backed Securities (Cost $211,071,234)	234,742,456	206,996,555

Short-Term Investments - 3.5%*
Black Rock Liquidity Fund - TempFund Institutional Shares^	14,056,764	14,056,764
Total Short-Term Investments (Cost $14,056,764)	14,056,764	14,056,764

TOTAL INVESTMENTS - 138.0%* (Cost $519,153,216)		551,506,500

LIABILITIES - (37.7%)*
Securities Sold Under Agreements to Repurchase - (42.3%)*
Agreement with Wells Fargo, 0.98% (Eligible assets are pledged as collateral)	(125,915,000)	(125,915,000)
Agreement with Credit Suisse, 1.75% (Eligible assets are pledged as collateral)	(24,745,700)	(24,745,700)
Total Securities Sold Under Agreements to Repurchase	(150,660,700)	(150,660,700)

Liabilities in Excess of Other Assets - (0.3%)*		(1,021,374)
TOTAL PARTNERS' CAPITAL - 100%*		$399,824,426

* Percentages are stated as a percent of partners' capital.
** All or a portion of these securities are pledged under repurchase agreements.
^ Investment represents securities held or issued by related parties
All investments are in the United States of America

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows**:
Cost of investments	$519,153,216
Gross unrealized appreciation	41,033,903
Gross unrealized depreciation	(8,680,619)
Net unrealized appreciation	$32,353,284

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PNMAC Mortgage Opportunity Fund, LP

FAS 157 - Summary of Fair Value Exposure at September 30, 2011.

The Master Fund carries its investments at fair value. The Fund applies the hierarchy described in the Fair Value Measurements and Disclosures topic of the Financial Accounting Standards Board's Accounting Standards Codification, which prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
Each financial instrument's level assignment within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement for that particular instrument. The three levels of the hierarchy are described below:

Level 1 - Quoted prices in active market for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Master Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may also result in transfer in or out of an investment's assigned level within the hierarchy.

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of September 30, 2011:

Description	Total	Level 1	Level 2	Level 3
Short-term Investments	$14,056,764	$14,056,764	$-	$-
Mortgage-Backed Securities	206,996,555	-	-	206,996,555
Mortgage Investments	330,453,181			330,453,181
Total Investments	$551,506,500	$14,056,764	$-	$537,449,736

Following is a summary of changes in Statement of Assets and Liabilities line items measured using Level 3 inputs:

	Mortgage Investments	Mortgage-Backed Securities	Total
Balance as of 12/31/10	$337,678,908	$167,449,593	$505,128,501
Accrued discounts	-	7,499,720	7,499,720
Change in unrealized appreciation (depreciation)	9,525,064	(7,192,354)	2,332,710
Purchases	15,963,895	152,697,495	168,661,390
Sales	-	-	-
Distributions	(32,714,686)	(15,797,152)	(48,511,838)
Repayments	-	(97,660,747)	(97,660,747)
Balance as of 09/30/11	$330,453,181	$206,996,555	$537,449,736

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity Fund, LP

By   /s/ Stanford L. Kurland
              Stanford L. Kurland, CEO

Date          11/14/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Stanford L. Kurland
             Stanford L. Kurland, CEO

Date  11/14/2011

By   /s/ Anne McCallion
              Anne McCallion, CFO

Date  11/14/2011